Annual Fund Operating Expenses - Class R2 R4 and Class I3 - Transamerica Government Money Market	Mar. 01, 2021
R2
Operating Expenses:
Management fees	0.23%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.38%
Total annual fund operating expenses	0.86%
Fee waiver and/or expense reimbursement	0.06%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.80%
R4
Operating Expenses:
Management fees	0.23%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.10%
Total annual fund operating expenses	0.58%
Fee waiver and/or expense reimbursement	0.08%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.50%
I3
Operating Expenses:
Management fees	0.23%
Distribution and service (12b-1) fees	none
Other expenses	0.10%
Total annual fund operating expenses	0.33%
Fee waiver and/or expense reimbursement	none	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.33%

[1]	Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.80% for Class R2 shares, 0.50% for Class R4 shares and 0.38% for Class I3 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount contractually waived and/or reimbursed that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect. In addition to the contractual expense limitation arrangements, TAM or its affiliates may voluntarily waive fees and/or reimburse expenses of one or more classes of the fund in an effort to prevent the class’s yield from falling below zero. Any such waiver and/or expense reimbursement may be discontinued or modified at any time. Such waivers or reimbursements, if any, are not reflected in the fee table. Any amounts so waived or reimbursed are subject to recapture by TAM in certain circumstances. Please see the “Expense Limitation” section of the SAI for more details.